Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 16, 2011	Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	DELTRON, INC.
Document Type	10-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001345913
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		33,641,087
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Public Float			$ 5,251,310.82

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets {1}
Cash	$ 4,496	$ 1,852
Accounts receivable, net of allowance of doubtful accounts of 2,730 and 2,630 at September 30, 2011 and 2010, respectively	538,456	660,395
Inventory, net of allowance of obsolescence of 9,795 at September 30, 2011 and 2010, respectively	603,513	332,676
Loan receivable		41,000
Investment in available for sale securities	137,728
Prepaid expenses and other receivables	18,328	19,826
Total Current Assets	1,302,521	1,055,749
Property and equipment, net	32,869	32,239
Intangible asset, net of amortization of 183,750	2,700,000
Total Assets	4,035,390	1,087,988
Line of credit	100,000	125,000
Bank overdraft	30,002	10,506
Accounts payable	241,929	452,318
Accrued expenses	155,925	75,091
Income taxes payable		1,600
Accrued expenses - related parties	329,000	150,000
Accrued interest - related parties	111,809	63,541
Derivative liability	7,159,130
Convertible notes	3,165,741
Convertible notes - related parties, net of note discount of 79,333		96,167
Current portion of long term debt - related party	489,082	334,587
Total Current Liabilities	11,782,618	1,308,810
Notes payable - related party, net of current portion	606,028	760,523
Total Liabilities	12,388,646	2,069,333
Common stock, 0.001 par value; 10,000,000,000 shares authorized, 2,663,313,000 and 678,478,980 shares issued and outstanding at September 30, 2011 and September 30,2010, respectively, with no liquidation preferences	$ 2,663,313	$ 678,479
Series A Preferred Stock, no par value, 1 share issued and outstanding at September 30, 2011 and 0 outstanding at September 30, 2010	$ 1,000
Additional paid-in capital		1,418,767
Accumulated other comprehensive income	94,442
Accumulated deficit	(11,112,011)	(3,078,591)
Total Stockholders' (Deficit)	(8,353,256)	(981,345)
Total Liabilities and Stockholders' (Deficit)	$ 4,035,390	$ 1,087,988

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Revenue
Sales	$ 2,546,606	$ 3,504,513
Cost of sales	2,269,102	2,768,256
Gross profit	277,504	736,257
Selling, general and administrative expenses	467,036	948,994
Operating income (loss)	(189,532)	(212,737)
Interest expense	(149,564)	(255,467)
Interest income		1,025
Write off of debt from subsidiary	(21,799)
Derivative expense		(7,159,130)
Impairment writedown of intangible asset		(266,250)
Gain on disposal of assets	1,905
Total other income (expense)	(169,458)	(7,679,822)
Loss before provision for income taxes	(358,990)	(7,892,559)
Provision for income taxes	1,600	1,600
Net loss	$ (360,590)	$ (7,894,159)
Basic	$ (0.001)	$ (0.0072)
Fully diluted	$ (0.001)	$ (0.0072)
Weighted average number of common stock outstanding - basic	377,870,921	1,092,303,685
Weighted average number of common stock outstanding - diluted	377,870,921	1,092,303,685

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (360,590)	$ (7,894,159)
Depreciation and amortization	17,602	195,150
Bad debt expense	(5,191)
Inventory obsolescence	795
Beneficial conversion feature	96,167
Amortization of debt discount		79,333
Increase/Decrease in Gain on disposal of assets	(1,905)
Write off debt from subsidiary	21,799
Stock issued for services		92,800
Impairment expense on intangible asset		266,250
Increase in derivative liability		7,159,130
(Increase) Decrease in accounts receivable	(404,211)	121,939
(Increase) Decrease in inventory	(12,685)	(270,837)
(Increase) Decrease in prepaid expenses and other receivables	(15,194)	(791)
Increase (decrease) in accounts payable	211,237	(210,389)
Increase (decrease) in accrued expenses	48,128	(32,001)
Increase (decrease) in accrued expenses - related parties	150,000	179,000
Increase (decrease) in accrued interest - others		109,665
Increase (decrease) in accrued interest - related parties	39,908	50,838
Net Cash (Used) by Operating Activities	(214,140)	(154,072)
Purchase of equipment		(12,030)
Net Cash Used in Investing Activities		(12,030)
Payment on line of credit		(25,000)
Increase in bank overdraft	10,506	19,496
Borrowing on convertible notes		174,250
Borrowing on related party notes	175,500
Net Cash Provided by Financing Activities	186,006	168,746
Net increase (decrease) in Cash	(28,134)	2,644
Cash and Cash Equivalents - Beginning of Period	29,986	1,852
Cash and Cash Equivalents - End of Period	1,852	4,496
Cash paid for interest expense	6,184	12,962
Cash paid for income taxes		$ 3,200

CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT AND COMPREHENSIVE INCOME (USD $)	Total USD ($)	Preferred shares	Accumulated Deficit USD ($)	Common shares	Additional Paid-in Capital USD ($)	Accumulated Other comprehensive Income USD ($)	Totals USD ($)
Balance at Dec. 31, 2007
Recapitalization in reverse acquisition					$ (624,200)		$ (624,200)
Issuance of stock for cash			76,032		529,190		605,222
Issuance of stock for cash (in shares)				76,031,699
Net loss			(400,564)				(400,564)
Balance at Dec. 31, 2008			(2,218,137)		1,911,235		(292,499)
Balance (in shares) at Dec. 31, 2008		0		14,403,074
Issuance of stock for cash			33,544		31,456		65,000
Issuance of stock for cash (in shares)				33,544,207
Net loss			(99,299)				(99,299)
Balance at Sep. 30, 2009			(2,618,701)		1,816,225		(712,041)
Balance (in shares) at Sep. 30, 2009				90,434,773
Recapitalization in reverse acquisition			554,500		(604,414)		(49,914)
Net loss			(360,590)				(360,590)
Balance at Dec. 31, 2009			(2,718,001)		1,847,681		(746,341)
Balance (in shares) at Dec. 31, 2009				123,978,980
Net loss	(360,590)		(7,894,159)				(7,894,159)
Balance at Sep. 30, 2010	$ (981,345)		$ (3,078,591)		$ 1,418,767	$ 94,442	$ (981,345)
Balance (in shares) at Sep. 30, 2010		1		678,478,980

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:

In November the Company issued 80,000,000 shares of its common stock valued at 60,000 to Elasco's president, 10,000 was recorded as a bonus and 50,000 is prepaid salary which was expensed over six months beginning mid November 2010.

Issuance of convertible note payable of 3,150,000 for unpatented rebreather system technology.

In April the Company issued 68,000,000 shares of its common stock valued at 32,800 to Elasco's president and one employee, which was recorded as prepaid salary and was expensed through July 2011.

On June 30, 2011, the President of the Company converted 1,000 of accrued salary into 1 share of Series A Preferred Stock.

In September, the Company converted its loan receivable plus accrued interest into 3,935,091 shares Hawaiian Hospitality Group, Inc.

During the year 426,806 of notes and accrued interest was converted into 1,913,514,068 shares of the Company's common stock.

Basis of Accounting [Text Block]

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As of September 30, 2011, the Company had a working capital deficit of 10,480,097, an accumulated deficit of 11,112,011, and a net loss of 7,894,159 for the year then ended.  The Company’s continued operating losses and limited capital raise substantial doubt about the Company’s ability to continue as a going concern.  For the year ended September 30, 2011, the Company was able to pay its obligations to vendors from fund raised through issuance of convertible notes to certain shareholders. The Company intends on financing its future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements. If adequate funds are not available, it would have a material adverse effect on the Company’s business, financial condition and/or results of operations and may ultimately cause discontinuance of operations.

Risks and Uncertainties	12 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 10 – CONCENTRATION OF CREDIT RISK

A material part of the Company’s account receivables is outstanding with five customers.  The amount owed by these customers at September 30, 2011, was 541,187, approximately 90% of the Company’s receivables.  Sales to the top five customers represented 76% of total sales for year ended September 30, 2011. The amount owed by these customers at September 30, 2010 was 518,092, approximately 78% of the Company’s receivables.  Sales to the top five customers represented 82% of total sales for the nine months ended September 30, 2010.   Sales are concentrated in the western United States. For the year ended September 30, 2011, the Company purchased approximately 752,000 of its raw material from five suppliers, which represented 50% of the Company’s total purchases. For the nine months ended September 30, 2010 the Company purchased approximately 698,000 of raw material from five suppliers, which represented 59% of the Company’s total purchases. As of September 30, 2011 and 2010 amounts owed to these five suppliers was approximately 96,000 and 186,000, respectively, which represented 65% and 41%, respectively, of the total accounts payable.

Accounting Policies	12 Months Ended
Sep. 30, 2011
Accounting Policies [Abstract]
Basis of Accounting [Text Block]

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As of September 30, 2011, the Company had a working capital deficit of 10,480,097, an accumulated deficit of 11,112,011, and a net loss of 7,894,159 for the year then ended.  The Company’s continued operating losses and limited capital raise substantial doubt about the Company’s ability to continue as a going concern.  For the year ended September 30, 2011, the Company was able to pay its obligations to vendors from fund raised through issuance of convertible notes to certain shareholders. The Company intends on financing its future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements. If adequate funds are not available, it would have a material adverse effect on the Company’s business, financial condition and/or results of operations and may ultimately cause discontinuance of operations.

Business Description and Accounting Policies [Text Block]

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICES

Business Description

Deltron, Inc. (the “Company”) is a Nevada Corporation incorporated on September 14, 2005.  It is based in Garden Grove, California.  Through May 26, 2010 the Company was in the development stage. On May 26, 2010 the Company acquired all of the assets and liabilities of Blu Vu Deep Oil & Gas Exploration, Inc. (“Blu Vu”) including its ownership of 100% of the outstanding stock of Elasco, Inc. (“Elasco”) by issuance of 123,978,980 restricted shares of its common stock.

Elasco was incorporated on October 25, 1979 in the state of California.  Its principal business is manufacturing and selling of open cast molded polyurethane elastomer products such as skateboard, roller skate, and industrial wheels.

After the acquisition of Blu Vu’s assets, the Company is engaged in potential manufacture and mass-market of proprietary breathing equipment developed specifically for the oil and gas, mining and safety industries, and military and recreational divers. The technology is still under development. Production and manufacture of the equipment (primarily Closed-Circuit Rebreathers “CCRs” and components used for all types of rebreathers) will be produced by the wholly-owned subsidiary, Elasco, while the Company provides financial, operational and technical expertise.

On August 4, 2010, the Company entered into an agreement with Radikal, AS (“Radikal”), the owner of intellectual property involving rebreather technology, to purchase its intellectual property involving said technology (the “Radikal Agreement”).  The Radikal Agreement requires the Company to pay a per unit fee of 35 per unit for at least 500 units per year for 2 years, after which the obligation to Radikal will be fulfilled.  The Company is required to make the first annual payment of 17,500 in January 2012.

Pursuant to the terms of the Radikal Agreement, Radikal will transfer all U.S. and international patent rights to the Company.  The transfer of those rights was completed during the period ended September 30, 2010.  However, if the per unit fee payments are not made when due, Radikal has the right to the return of the intellectual property transferred.  To date the Company has not sold any units, but is required to make the first annual payment in January 2012.

The acquisition of Blu Vu’s assets and Elasco, Inc. by the Company has been accounted for as a reverse recapitalization.  The reverse recapitalization was the acquisition of a private operating company into a non-operating public shell corporation with nominal net assets and is treated as a capital transaction, rather than a business combination.  As a result no goodwill is recorded.  In this situation Deltron is the legal acquirer because it acquired all of the assets and liabilities of Blu Vu and 100% of the stock of Elasco and Elasco is the legal acquiree because its equity interests were acquired.  However, Elasco is the acquirer and Deltron is the acquiree for accounting purposes.  The pre-acquisition financial statements of Elasco are treated as the historical financial statements of the consolidated companies except that the equity section and earnings per share have been retroactively restated to reflect the reverse recapitalization.

Change in Fiscal Year End

After the reverse recapitalization, the Company adopted the fiscal year end of Deltron, the former shell company of September 30 for financial reporting purposes on Form 10-K. Because Elasco is considered the accounting acquirer and the predecessor entity for SEC reporting purposes in the acquisition, this change in fiscal year end is deemed to be a change in Elasco’s fiscal year end. These consolidated financial statements represent the financial position of the Company as of September 30, 2011 and September 30, 2010 and the results of the Company’s operations and cash flows for the transition period from January 1, 2010 (the day after the end of Elasco’s previous fiscal year) to September 30, 2010 (the end of the Company’s new fiscal year).

Principles of Consolidations

The accompanying consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary Elasco. All significant intercompany transactions have been eliminated in consolidation.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of the Company’s consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, doubtful accounts, intangible assets, and income taxes, valuation of equity and debt instruments, contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions.

Cash and Cash Equivalents

For purposes of reporting cash flows, the Company considers all short term investments with a maturity of three months or less to be cash equivalents. The Company deposits its cash with major financial institutions and may at times exceed the federally insured limit of 250,000.  At September 30, 2011 cash did not exceed the federally insured limit.  The Company believes that the risk of loss is minimal. To date, the Company has not experienced any losses related to cash deposits with financial institutions.

 Accounts Receivable

The Company estimates the collectability of customer receivables on an ongoing basis by reviewing past-due invoices and assessing the current creditworthiness of each customer.  Allowances are provided for specific receivables deemed to be at risk for collection.

Inventory

Inventory consists of raw material, work in progress, and finished goods.  It is stated at the lower of cost or market on a first in, first out (FIFO) basis. The Company also evaluates and reserves allowance of obsolescence of its inventories.

Property and Equipment and Depreciation Policy

Property and equipment are recorded at cost, less accumulated depreciation.  Cost of repairs and maintenance are expensed as they are incurred. Major repairs that extend the useful life of equipment are capitalized and depreciated over the remaining estimated useful life. When property and equipment are sold or otherwise disposed, the related cost and accumulated depreciation are removed from the respective accounts and the gains or losses realized on the disposition are reflected in operations. The Company uses the straight-line method in computing depreciation for financial reporting purposes.

Investments

The Company routinely classifies certain equity securities as available for sale and measure them at market value (fair value).   Changes in unrealized gains or losses are recorded in other comprehensive income as a component of shareholders' equity.

Intangible asset

Costs paid by the Company related to the establishment, transfer and purchase of patented and unpatented technology and other intangibles are capitalized and amortized, depending on the estimated useful life of the technology. The useful life of the intangible asset is ten years. Amortization is on the straight-line method.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets with finite lives.  The Company assesses potential impairments to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is deemed not recoverable if it exceeds the sum of the undiscounted or discounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to operating results. Based upon the most recent assessment as of September 30, 2011, management has determined there was an impairment and has taken a charge of 266,250 to write down long-lived asset to its fair value.

Income Taxes

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes.  Deferred taxes are provided in the financial statements under ASC 740-20 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

The Company follows the provisions of uncertain tax positions as addressed in ASC 740-10-65-1.  The Company recognized approximately no increase in the liability for unrecognized tax benefits.  The Company has no tax position as of September 30, 2011 for which the ultimate deductibility is highly certain but for which there is uncertainty about such timing of such deductibility.  The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.  No such interest or penalties were recognized during the periods presented.  The Company had no accruals for interest and penalties at September 30, 2011.  The Company’s utilization of any net operating loss carry forward may be unlikely as a result of its continued losses.

Fair Value of Financial Instruments

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash, prepaid expenses, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company has also adopted ASC 820-10 (formerly SFAS 157, “Fair Value Measurements”) which  defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follow:

·	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

·

Level 2   inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

During the nine months ended September 30, 2010, the Company issued convertible notes totaling 175,500. As of September 30, 2010, the carrying value of these convertible notes was 96,167. The Company used level 2 inputs for its valuation methodology and the fair value was determined to be approximately 175,000 using cash flows discounted at relevant market interest rates in effect at year end there is no observable market price.

During the year end September 30, 2011, the Company issued convertible notes totaling 3,165,741. As of September 30, 2011, the carrying value of these convertible notes was 3,165,741. The Company used level 2 inputs for its valuation methodology and the fair value was determined to be approximately 3,165,741 using cash flows discounted at relevant market interest rates in effect at year end since there is no observable market price.

As of September 30, 2011, the Company also owed two notes to Henry Larrucea, a shareholder and officer of the Company. The total carrying amount of these notes was 1,095,110. The Company used level 2 inputs for its valuation methodology and the fair value was determined to be approximately 1,223,000 using cash flows discounted at relevant market interest rates in effect at year end since there is no observable market price.

As of September 30, 2011, the Company tested its intangible asset (see Note 6) for impairment using a discounted cash flow and it was determined that the net book value exceeded the fair value. The Company used level 2 inputs for its valuation methodology and the fair value was determined to be approximately 2,700,000 using revelant discount rates, and royalty rates in effect at year end since there are no observable market price.

On September 22, 2011, the Company exercised its conversion option on a loan receivable due from a third party. In connection with the conversion, the Company received shares of common stock in a publicly traded company which the Company has classified as available for sale. As of September 30, 2011 the Company measured them at market value (fair value).  Changes in unrealized gains or losses are recorded in other comprehensive income as a component of shareholder’s equity.  The Company used level 1 inputs for its valuation methodology and the fair value was determined to be approximately 138,000 as of September 30, 2011.

As of September 30, 2011 the Company did not identify any other assets or liabilities that are required to be presented on the balance sheet at fair value in accordance with ASC 820-10.

Revenue Recognition

The Company recognizes revenues through its consolidated fully owned subsidiary. Revenues are recognized from product sales upon shipping, at which time title passes to the customer provided that there are no uncertainties regarding customer acceptance, persuasive evidence of an arrangement exists, the sales price is fixed and determinable and collectability is deemed probable.

Advertising Costs

Advertising costs are expensed when incurred.

Share-Based Compensation

The Company has adopted ASC 718-20 (formerly SFAS No. 123R, Share-Based Payment -revised 2004) (“ASC718-20”) and related interpretations which establish the accounting for equity instruments exchanged for employee services. Under ASC 718-20, share-based compensation cost is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the employees’ requisite service period, generally the vesting period of the award.

Segment Information

Based on the criteria established by ASC Topic 280 “Segment report” (formerly SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information”), the Company uses the management approach for determining which, if any, of its products and services, locations, customers or management structures constitute a reportable business segment. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of any reportable segments. As of September 30, 2011, the Company mainly operated in two principal segments – development of the rebreather system and sales of polyurethane elastomer products. The rebreather system is still under development and has not generated any revenue. The following tables present summarized information by segments:

		Nine months
	Year ended	ended
	September 30	September 30
	2011	2010
Revenues
Rebreather	-	-
Polyurethane	3,504,513	2,546,606
	3,504,513	2,546,606

Cost of sales
Rebreather	-	-
Polyurethane	2,768,256	2,269,102
	2,768,256	2,269,102

Gross Profit
Rebreather	-	-
Polyurethane	736,257	277,504
	736,257	277,504

Selling, general and administrative expenses
Rebreather	642,434	192,878
Polyurethane	306,560	274,458
	948,994	467,336

Loss from operations
Rebreather	(642,434)	(192,878)
Polyurethane	429,697	3,346
	(212,737)	(189,532)

	September 30,	September 30,
	2011	2010
Total Assets
Rebreather	2,670,650	42,852
Polyurethane	2,270,298	1,045,136
	3,940,948	1,087,988

Comprehensive Income (Loss)

ASC 220-10 (formerly, SFAS No. 130, Reporting Comprehensive Income) (“ASC 220-10”), requires disclosure of all components of comprehensive income (loss) on an annual and interim basis.  Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.  The Company’s comprehensive income (loss) is the same as its reported net income (loss) for the year ended September 30, 2011 and the nine months ended September 30, 2010.

Basic and Diluted Loss Per Share

The Company has adopted ASC 260-10, “Earnings per Share,” (EPS) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying consolidated financial statements, basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.  Diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period. For the year ended September 30, 2011 and the nine months ended September 30, 2010, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

Significant Recent Accounting Pronouncements

In December 2010, the FASB issued ASU No. 2010-13, Compensation—Stock Compensation (Topic 718), Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. This ASU provides amendments to Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company is evaluating the impact of the adoption of this ASU.

In December 2010, the FASB issued ASU No. 2010-28, Intangibles – Goodwill and Other (Topic 350), When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. As a result, current GAAP will be improved by eliminating an entity’s ability to assert that a reporting unit is not required to perform Step 2 because the carrying amount of the reporting unit is zero or negative despite the existence of qualitative factors that indicate the goodwill is more likely than not impaired. As a result, goodwill impairments may be reported sooner than under current practice. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Company is evaluating the impact of the adoption of this ASU.

In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310), A Creditor’s Determination of Whether a Restructuring Is a Trouble Debt Restructuring. Under the amendments of this ASU, in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: 1) the restructuring constitutes a concession, 2) the debtor is experiencing financial difficulties. The amendments also clarify the guidance on a creditor’s evaluation of whether it has granted a concession and on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. This ASU is effective for interim and annual periods beginning on or after June 15, 2011. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Under the amendments of this ASU will result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This ASU is effective during interim and annual periods beginning after December 15, 2011. The Company is evaluating the impact of the adoption of this ASU.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. Under the amendments of this ASU, an entity has the option to present the  total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is evaluating the impact of the adoption of this ASU.

In September 2011, the FASB issued ASU No. 2011-08, Intangible – Goodwill and Other (Topic 350), Testing Goodwill for Impairment.  Under the amendments of this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in paragraph 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the  impairment loss, if any, as described in paragraph 350-20-35-9. Under the amendments in this Update, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company is evaluating the impact of the adoption of this ASU.

Inventory	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 3 – INVENTORY

Inventory consisted of the following:

	September 30,
	2011	2010
Raw material	220,127	232,962
Work in process	193,145	41,513
Finished goods	200,036	67,996
	613,108	342,471
Less allowance for obsolete inventory	(9,795)	(9,795)
	603,513	332,676

Property, Plant, and Equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30
	2011	2010
Machinery & equipment	237,377	237,377
Tooling	151,168	139,138
Computer equipment	97,465	94,383
Leasehold improvements	38,720	38,720
Furniture, fixtures and office equipment	13,951	17,033
	538,681	526,651
Less accumulated depreciation	505,812	494,412
	32,869	32,239

For the periods ended September 30, 2011 and 2010, the Company recorded depreciation expense of 9,877 and 17,602, respectively.

Intangible Assets, Goodwill and Other	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 6 – INTANGIBLE ASSET

In February 2011, the Company issued a convertible note payable (see Note 9) to acquire an unpatented rebreather technology from an unrelated party and recorded an intangible asset of 3,150,000.  The Company intends to manufacture and sell these systems for use in non-pressurized sport and military subs. The useful life of the intangible asset is ten years.  Amortization expense was 183,750 for the year ended September 30, 2011 which is included in selling, general and administrative expenses in the accompanying consolidated statement of operations.  The aggregate amortization expense for each of the next five years ending September 30 is 286,726 per year, 1,433,630 in total.

This asset was tested for impairment in September 2011 using a discounted cash flow and it was determined that the net book value exceeded the fair value. The Company recorded an impairment charge of 266,250 at September 30, 2011in the rebreather segment of its operations.

Commitment and Contingencies	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]

NOTE 11 – COMMITMENTS

The Company leases a manufacturing and office facility from a related party as an operating lease which expires in 2015.  This lease currently requires monthly payments of 5,533 plus related insurance and maintenance.  Rental expense under this lease for the year ended September 30, 2011 was 66,396 all of which was paid to a related party.

Future rental payments required under this operating lease are as follows:

Year Ended
September 30,

2012	66,396
2013	66,396
2014	66,396
2015	66,396
2016	19,368

The Company has an employment agreement with Jeff Bozanic to develop its re-breather technology.  The agreement is for three years starting January 1, 2010 at a cost of 10,000 per month. As of September 30, 2011, the Company owed Mr. Bozanic 210,000.

Prior to the asset purchase agreement  between Blu Vu and Deltron, Blu Vu was in negotiations with Radikal, AS (“Radikal”), the owner of intellectual property involving rebreather technology, to purchase its intellectual property involving said technology.  At that time, Blu Vu did not own any rebreather technology.  No agreement was reached between Blu Vu and Radikal prior to the asset purchase agreement with Deltron.   On August 4, 2010, the Company entered into an agreement with Radikal to purchase its intellectual property involving said technology (the “Radikal Agreement”).  The Radikal Agreement requires the Company to pay 35 per unit fee for at least 500 units per year for 2 years, after which the obligation to Radikal will be fulfilled. The first annual payment of 17,500 is due in January 2012.

Pursuant to the terms of the Radikal Agreement, Radikal has transferred all U.S. and international patent rights to the Company. If the per unit fee payments are not made when due, Radikal has the right to the return of the intellectual property transferred. Payments for these rights are not required to begin until January 2012.

Debt	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 – LINE OF CREDIT

The Company has entered into a line of credit agreement with a bank.  The maximum borrowing is 125,000.  Interest is calculated at prime plus 1.5% (with an interest rate floor of 6.5%) and is paid monthly.  The line of credit agreement matures on December 5, 2011 at which time the entire principal balance is due.  It has been extended until February 5, 2012.The line of credit is personally guaranteed by the Trust of the former owner of Elasco, who is the president of the Company.  The outstanding balance at September 30, 2011 is 100,000 and December 31, 2010 was 125,000 at 6.5%.

NOTE 8 – NOTES PAYABLE - SHAREHOLDER

Concurrent with the sale of Elasco to Blu Vu, the previous owner agreed to exchange his outstanding demand note, with an outstanding balance of 856,750, for a 10 year note at 5% for 600,000.  The difference of 256,750 was recorded as a gain in other income in 2009.  Total interest accrued for the shareholder for the nine months ending September 30, 2010 was 22,039 and the balance of the note as of September 30, 2010 was 587,684. Payments have not been made on this note since July 2009.  There was 65,180 of accrued interest at September 30, 2011.

The same party received a promissory note for the stock of Elasco for 540,000. The note is due in monthly payments of 10,000 and bears interest at 4.23%.  The note is secured by the stock of Elasco.  Total interest for the shareholder for the nine months ending September 30, 2010 was 16,099 and the balance of the note as of September 30, 2010 was 507,426.  Payments have not been made on this note since August 2009.  There is 46,629 of accrued interest at September 30, 2011.

Both of the above notes are currently in default due to non-payment of principal and interest.  Upon default the loans become due on demand.  The noteholder, who is the Company’s president, has granted a waiver which waives the default under the terms of the notes and releases the Company from any liquidated damage provision.

NOTE 9 – CONVERTIBLE NOTES PAYABLE

During 2009, the Company issued twelve notes payable (the “2009 Convertible Notes”) for a total of 185,500.  These notes are due ranging from September 17, 2010, to March 28, 2011, all bearing interest at 5.0%. These notes payable are convertible into shares of the Company’s common stock at a conversion discount of 70% of the stock bid price but in no event shall the conversion price be less than the par value of 0.001.  All of these notes are currently in default and are due on demand. During the fiscal year end 2011, the Company converted nine notes payable by issuing 445,486,283 shares of the Company’s common stock. At September 30, 2011 and 2010, the balance of these convertible notes payable was 58,500 and 96,167, respectively.

During the quarter ended December 31, 2010, the Company issued three convertible notes payable (the “Magna Notes”) totaling 77,500. These notes bear interest at 10% and mature at various dates ranging from June 2011 through August 2011.These are convertible into shares of the Company’s common stock at a variable conversion price of 50% of the market price (defined at the average of the lowest three trading prices for the common stock during the ten trading day period ending one trading day prior to the date of the conversion notice). These notes become convertible at any time during the period beginning on the six month anniversary (the “Initial Conversion Date”) of the date of these notes and end on the later of the maturity dates and the date of payment of a Default Amount, as defined. During year ended September 30, 2011, the Company issued 233,429,533 shares of common stock to fully convert the notes payable.

During the quarter ended June 30, 2011, the Company issued four convertible notes payable totaling 30,100. These notes bear interest at 5% and they are due on demand. These notes payable are convertible under same terms as the 2009 Convertible Notes. At September 30, 2011, the balance of these convertible notes payable was 30,100.

In January 2011, the Company issued a note payable in the amount of 50,000. This note bears interest at 8% and matures on October 24, 2011. This note is convertible into shares of the Company’s common stock under the same terms as the Magna Notes. In July 2011, on the Initial Conversion Date, the Company recorded a derivative liability of approximately 56,000. In August and September 2011, the note holder converted 46,500 of the convertible note payable. In connection with this conversion, the Company issued 367,500,000 shares of the Company’s common stock. At September 30, 2011, the balance of the convertible notes payable was 3,500.  The related derivative liability was revalued at 7,000 at September 30, 2011.

In February 2011, the Company purchased technology from an unrelated third party for 3,150,000 by issuing a 5% convertible note payable (the Kaleidoscope Note).  The note is due on demand, but not sooner than six months from the date of issuance, and provides for nominal interest at the rate of five (5.0%) percent per annum. The note may be converted into unregistered shares of the Company’s common stock, par value 0.001 per share at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the notes, at the option of the holder. The Conversion Price shall be equal to 30% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The convertible notes payable only become convertible 180 days from issuance, and until the notes payable become convertible, no derivative liability was recorded as a result of the conversion feature. The note became convertible in August 2011 and accordingly, the Company recorded a derivative liability of 5,430,958. At September 30, 2011, the derivative liability was marked-to-market and the balance was 5,432,887.  As of September 30, 2011 there is a balance on this note of 3,073,641, plus accrued interest of 94,433.

In August 17, 2011, the Company was notified that 500,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the same conversion terms as the Kaleidoscope Note. The Company recorded a derivative liability of 1,167,416. On August 19, 2011 and September 22, 2011, the note holder converted 21,906 and 13,013, respectively, and the Company issued 146,039,992 and 216,880,251 shares of the Company’s common stock, respectively. As of September 30, 2011, the balance on this note was 465,081. At September 30, 2011, the derivative liability was marked-to-market and the balance was 1,086,271

In August 23, 2011, the Company was notified that 50,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the all the same conversion terms as the Kaleidoscope Note with the exception of the Conversion Price. In connection with the assignment, the Company issued an amendment to the note to change the conversion price to 40% of the average of the three lowest closing bid prices of the Common Stock during the ten trading day period prior to the date of conversion. Upon assignment the note became convertible, and, accordingly, the Company recorded a derivative liability of 75,349. On August 29, 2011 and September 16, 2011, the note holder converted 12,500 and 5,000, respectively, and the Company issued 78,125,000 and 83,333,333 shares of the Company’s common stock, respectively. As of September 30, 2011, the balance on this note was 32,500. At September 30, 2011, the derivative liability was marked-to-market and the balance was 49,057.

In September 2011, the Company was notified that 250,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the all the same conversion terms as the Kaleidoscope Note. Upon assignment the note became convertible, and, accordingly, the Company recorded a derivative liability of 583,810. As of September 30, 2011, the balance on this note was 250,000. At September 30, 2011, the derivative liability was marked-to-market and the balance was 583,915.

The Company issued financial instruments in the form of convertible notes payable.  These instruments have variable conversion rates.  The conversion features were analyzed for derivative liabilities under GAAP and the Company has determined that they meet the definition of a derivative liability due to the contracts obligations.  Derivative instruments shall also be measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes Model due to the short duration of the conversion option (less than one year). The significant assumptions used in the calculation of the instrument’s fair value are detailed in the table below.

These instruments were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  The instruments do not qualify for hedge accounting, and as such, all future changes in the fair value will be recognized currently in earnings until such time as the instruments are exercised, converted or expire.   The following assumptions were used to determine the fair value of the derivative liabilities at September 30, 2011:

Weighted- average volatility	62.2% - 69.4%
Expected dividends	0.0%
Expected term	0.5 year
Risk-free rate	0.06% to 0.07%

As of September 30, 2011, the Company had authorized unissued common stock of 7,336,687,000 shares, which is not sufficient to cover shares to be issued upon conversion of all convertible notes. As a result, the Company recorded a derivative liability in the amount 7,159,130 on the accompanying consolidated balance sheet.

Current maturities of the notes payable for each of the five years ending September 30 are as follows:

Year	Amount
2012	3,654,823
2013	180,637
2014	118,586
2015	62,355
2016	65,545
Thereafter	178,905
Total	4,260,851

Equity	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

NOTE 12 – STOCKHOLDERS’ EQUITY

On May 26, 2010, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Blu Vu Deep Oil & Gas Exploration, Inc., a Nevada corporation.  Under the terms of the Agreement, the Company purchased substantially all of the assets of Blu Vu, consisting of, but not limited to, all stock of Blu Vu’s subsidiary, Elasco, Inc., certain intellectual properties, computer programs and software, contracts, claims and accounts receivables associated with the operation of Blu Vu’s business of developing underwater deep breathing apparatus.  In consideration of the sale of the assets of Blu Vu, the shareholders of Blu Vu, received restricted common shares of the Company totaling 123,978,980.  No other considerations were exchanged in the transaction.

In November 2010, the Company issued 80,000,000 shares to Elasco’s president as a bonus of 10,000 and prepaid salary of 50,000 over the next six months under an Employee Stock Incentive Program (ESIP).  In April and May, the Company issued 40,000,000 shares to an employee of Elasco and 28,000,000 shares to Elasco’s president as prepaid salary of 16,000 and 16,800 through July 2011 under an Employee Stock Incentive Program (ESIP).  .

As of September 30, 2011, the number of common shares issued and outstanding was 2,663,313,000

Compensation Related Costs, Share Based Payments	12 Months Ended
Sep. 30, 2011
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

NOTE 12 – STOCKHOLDERS’ EQUITY

On May 26, 2010, the Company entered into an Asset Purchase Agreement (the “Agreement”) with Blu Vu Deep Oil & Gas Exploration, Inc., a Nevada corporation.  Under the terms of the Agreement, the Company purchased substantially all of the assets of Blu Vu, consisting of, but not limited to, all stock of Blu Vu’s subsidiary, Elasco, Inc., certain intellectual properties, computer programs and software, contracts, claims and accounts receivables associated with the operation of Blu Vu’s business of developing underwater deep breathing apparatus.  In consideration of the sale of the assets of Blu Vu, the shareholders of Blu Vu, received restricted common shares of the Company totaling 123,978,980.  No other considerations were exchanged in the transaction.

In November 2010, the Company issued 80,000,000 shares to Elasco’s president as a bonus of 10,000 and prepaid salary of 50,000 over the next six months under an Employee Stock Incentive Program (ESIP).  In April and May, the Company issued 40,000,000 shares to an employee of Elasco and 28,000,000 shares to Elasco’s president as prepaid salary of 16,000 and 16,800 through July 2011 under an Employee Stock Incentive Program (ESIP).  .

As of September 30, 2011, the number of common shares issued and outstanding was 2,663,313,000

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 13 – INCOME TAXES

The Internal Revenue Code of 1986, as amended, imposes substantial restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation.  Accordingly, a company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“IRC Section 382”).  Events which may cause limitations in the amount of the net operating losses that the company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period.  There have been transactions that have changed the Company’s ownership structure since  inception that may have resulted in one or more ownership changes as defined by the Internal Revenue Code of 1986.

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company incurred no income taxes for the periods ended September 30, 2011 or 2010 except for $1,600 each year for state franchise taxes.  For the years ended September 30, 2011 and 2010, the Company had incurred losses and had state income taxes payable of $0 and $1,600, respectively.  No income tax benefit was recognized as of September 30, 2011 and 2010 as a result of the valuation allowance applied to deferred tax assets, due to the uncertainty of recognizing any future tax benefits from the deferred tax assets.

The income tax expense consists of the following:

	2011	2010

Current
Federal	$-	$-
State	1,600	1,600

Total	1,600	1,600

Deferred
Federal	(1,716,500)	(112,500)
State	(676,200)	(32,900)

Total	(2,392,700)	(145,400)
Less Change in Valuation Allowance	2,392,700	145,400

Total	-	-

Total Income Tax Expense	$1,600	$1,600

The Company’s net tax loss of approximately $10,000 will be carried forward to offset future taxable income.  As of September 30, 2011, the Company’s federal and California NOLs is are approximately $155,000, expiring in 2025, and its California NOL is expiring 2015, respectively.

Given the Company’s history of net operating losses, management has determined that it is more-likely-than-not the Company will not be able to realize the tax benefit of the carry forwards. Current standards require that a valuation allowance be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.  Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets at September 30, 2011 and 2010. Upon the attainment of taxable income by the Company, management will assess the likelihood of realizing the tax benefit associated with the use of the carry forwards and will recognize a deferred tax asset at that time.  For the years ended September 30, 2011 and 2010, the valuation allowance increased by $2,392,700 and $145,400, respectively.

Significant components of the Company’s deferred income tax assets are as follows:

	September 30,
	2011	2010
Deferred tax assets
Net operating loss carry forwards	$53,000	$81,400
Accrued expenses	149,000	64,000
Derivative liability	2,423,000	-
Impairment on intangible asset	90,100	-

Net deferred tax asset	2,715,100	145,400
Less valuation allowance	(2,538,100)	(145,400)
	177,000	-

Deferred tax liabilities
State tax	(177,000)	-
	$-	$-

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	September 30
	2011	2010
Tax benefit at the U.S. statutory income tax	(25.0)%	(25.0)%
State income tax net of federal benefit	(6.1)%	(6.1)%
Change in valuation allowance	30.30%	31.1%
Other	1.3%	0.0%
Effective tax rate	0.0%	0.0%

The Company adopted authoritative guidance in accordance with GAAP, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under the current accounting guidelines, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. Current accounting guidelines also provide guidance on derecognition, classification, interest and penalties on income taxes, accounting in interim periods and require increased disclosures. At the date of adoption, and as of September 30, 2011 and 2010 the Company does not have a liability for unrecognized tax benefits.

The Company recognizes deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14 – SUBSEQUENT EVENTS

In October 2011, the Corporation’s Board of Directors approved a one for one-thousand (1:1,000) reverse split of the Corporation’s common stock, par value 0.001 per share. The reverse split was for shareholders, and the market effective date for the reverse stock split was October 7, 2011. As a result of the reverse stock split, for every one-thousand shares of the Corporation’s old common stock shareholders received one share of the Corporation’s new common stock.  Immediately following the forward split, the number of shares of the Corporation’s outstanding issued common stock was decreased from 2,591,993,048 to approximately 2,591,993 shares, par value 0.001.

In October 2011, the Company borrowed 43,750 from an unrelated party by issuing a 5% convertible promissory note.  The note is due on demand, but not sooner than six months from the date of issuance, and provides for nominal interest at the rate of five (5.0%) percent per annum. The note may be converted into unregistered shares of the Company’s common stock, par value 0.001 per share at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the notes, at the option of the holder. The Conversion Price shall be equal to 30% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion.

On December 12, 2011, the Company issued 30,000,000 shares of common stock to it CEO in payment of services to be rendered.  The shares are subject to a three (3) year lock-up agreement with the Company, during which time the share certificate is held in escrow and the shares cannot be sold, transferred or otherwise encumbered.  If the CEO does not remain in his position, or a similar position with the Company for three (3) years, the shares will be returned to treasury and cancelled.  None of the shares are available to the CEO for the three (3) year period.

The Company has evaluated subsequent event for purposes of recognition or disclosure in the financial statements through the date of issuance of its financial statements.

Investment Holdings	12 Months Ended
Sep. 30, 2011
Schedule of Investments [Line Items]
Investment Holdings [Text Block]

NOTE 4 – INVESTMENT IN AVAILABLE FOR SALE SECURITIES

The Company had a loan receivable from an unrelated party for 41,000 plus interest.   In September 2011, the Company received shares in a publicly traded company which we classified as available for sale and measured them at market value (fair value).  Changes in unrealized gains or losses are recorded in other comprehensive income as a component of shareholder’s equity.  The Company used level 1 inputs for its valuation methodology and the fair value was determined to be approximately 138,000, net of income taxes of 0.